Geographic information - Assets per Geographic Segment (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of geographical areas [line items]
Property and equipment	$ 20,496	$ 19,491
Right-of-use assets	17,075	20,973	$ 25,539
Intangible assets	227,031	311,450
Goodwill	1,349,235	1,350,645	$ 2,104,368
Canada
Disclosure of geographical areas [line items]
Property and equipment	12,217	13,499
Right-of-use assets	6,900	8,468
Intangible assets	0	56
Goodwill	1,349,235	1,350,645
United States
Disclosure of geographical areas [line items]
Property and equipment	698	974
Right-of-use assets	0	3,259
Intangible assets	179,563	237,641
Goodwill	0	0
New Zealand
Disclosure of geographical areas [line items]
Property and equipment	1,878	611
Right-of-use assets	921	152
Intangible assets	42,004	58,948
Goodwill	0	0
Germany
Disclosure of geographical areas [line items]
Property and equipment	405	298
Right-of-use assets	879	1,109
Intangible assets	3,922	9,227
Goodwill	0	0
Other
Disclosure of geographical areas [line items]
Property and equipment	5,298	4,109
Right-of-use assets	8,375	7,985
Intangible assets	1,542	5,578
Goodwill	$ 0	$ 0